Earnings Per Share - Computation of earnings per share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Income available to common stockholders, basic									$ 2,440,820	$ 3,047,909
Income available to common stockholders, diluted									$ 2,440,820	$ 3,047,909
Weighted average shares, basic (in shares)									1,792,392	1,776,342
Effect of dilutive securities, stock options									14,692	17,539
Weighted average shares, diluted (in shares)									1,807,084	1,793,881
Basic earnings per share (in dollars per share)	$ 0.08	$ 0.41	$ 0.45	$ 0.43	$ 0.39	$ 0.43	$ 0.43	$ 0.47	$ 1.36	$ 1.72
Diluted earnings per share (in dollars per share)	$ 0.08	$ 0.41	$ 0.45	$ 0.42	$ 0.39	$ 0.42	$ 0.43	$ 0.46	$ 1.35	$ 1.70